Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Pre-capitalization [member] Issued capital [member]	Pre-capitalization [member] Share premium [member]	Pre-capitalization [member] Other reserves [member]	Pre-capitalization [member] Retained earnings [member]	Pre-capitalization [member]	Post-recapitalized [member] Issued capital [member]		Post-recapitalized [member] Share premium [member]	Post-recapitalized [member] Other reserves [member]	Post-recapitalized [member] Retained earnings [member]	Post-recapitalized [member]	Issued capital [member]	[1]	Share premium [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Mar. 31, 2024	$ 9,724		$ 59,023	$ (998,918)	$ (930,171)
IfrsStatementLineItems [Line Items]
Loss for the year				(2,064,334)	(2,064,334)												$ (2,064,334)
Fair value adjustment on loan from related party			134,193		134,193
Transfer of Ionic to IMC Brazil									$ 209		$ 209
Incorporation of the Company						(9,724)			9,724
Balance at Mar. 31, 2025	9,724		193,216	(3,063,252)	(2,860,312)		[1]		203,149	(3,063,252)	(2,860,103)						(2,860,103)
IfrsStatementLineItems [Line Items]
Loss for the year										(3,157,133)	(3,157,133)						(3,157,133)
Fair value adjustment on loan from related party									184,172		184,172
Transfer of Ionic to IMC Brazil			209		209
Incorporation of the Company	$ (9,724)		$ 9,724
Grant of royalty option to related party										(2,348,000)	(2,348,000)
Issuance of shares								$ 1,087,486			$ 1,087,486
Balance at Mar. 31, 2026														$ 1,087,486	$ 387,321	$ (8,568,385)	$ (7,093,578)

[1]	The Company has 1,011 and 1,000 issued and fully paid shares at a par value of USD$0.0001 per share as of March 31, 2026 and 2025, respectively. The Company had total authorised shares of 500,000,000 at March 31, 2026.